Share-Based Payment in a Consolidated Subsidiary (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 09, 2023 shares $ / shares	Jan. 01, 2023 shares $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares $ / shares
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Number of options, granted (in shares) | shares			982,007
Exercise price per option				$ 0.159
Fair value of aforesaid options (in Dollars) | $			$ 5,381
Percentage of discount rate			18.00%
Employees and Officers [Member]
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Number of options, granted (in shares) | shares		957,345
Options exercisable ratio		1:1
Vesting period		3 years
Employees and Officers [Member] | Bottom of range [member]
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Exercise price per option		$ 1.265
Employees and Officers [Member] | Top of range [member]
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Exercise price per option		$ 2.79
Employees [Member]
Share-Based Payment in a Consolidated Subsidiary [Line Items]
Number of options, granted (in shares) | shares	24,662
Options exercisable ratio	1:1
Vesting period	3 years
Exercise price per share	$ 1.37